Financial Assets and Financial Liabilities	12 Months Ended
Jun. 30, 2023
Financial Assets and Financial Liabilities [Abstract]
Financial assets and financial liabilities

Note 8. Financial assets and financial liabilities

(a) Cash and cash equivalents

	30 June 2023	30 June 2022
	A$	A$
Cash at Bank and in hand:
Cash at bank and in hand	17,159,764	22,110,278
Total	17,159,764	22,110,278

(b) Trade and other receivables

	30 June 2023	30 June 2022
	A$	A$
Current

Trade receivables[1]	46,949	217,154
Loss allowance	(27,920)	(8,809)
Accrued income – Australian R&D tax incentive refund[2]	398,391	257,500
Other income receivables – R&D grants[3]	-	197,051
Total	417,420	662,896

[1]	All trade receivables are non-interest bearing.

[2]	Receivables from the Australian Tax Office in relation to R&D tax incentive refund for the year.

[3]	As at 30 June 2023, the group has no other income receivables of R&D grant from Medical Technology Enterprise Consortium (“MTEC”) (2022: $197,051).

(c) Financial assets

The group classifies the following as financial assets recognised at fair value through profit or loss (FVPL) as part of Immuron’s strategic investment in Ateria:

●	Immuron is entitled to 735,000 share options with a total exercise price of £1,470,000, expiring on 31 July 2023, which Immuron subsequently elected not to exercise; and

●	Immuron may receive up to 457,577 shares in Ateria based on performance targets which is deemed highly probable as at 30 June 2023. The number of shares to be received in Ateria is dependent on the financial performance of Ateria. If Ateria achieves a revenue goal for the calendar year 2023 of above £1 million, the number of shares to be received reduces on a linear basis. No shares are received if revenue exceeds £3,191,732. At acquisition date and the reporting date, Immuron expects 100% of shares to be received.

Financial assets mandatorily measured at FVPL include the following:

	Notes	30 June 2023	30 June 2022
		A$	A$

Current
Ateria share options	8(c)(iii)	221,620	—
Ateria contingent consideration receivable	8(c)(iii)	1,612,414	—
		1,834,034	—

(i)	Recognised fair value measurements

This section explains the judgements and estimates made in determining the fair values of the financial instruments that are recognised and measured at fair value in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the group has classified its financial instruments into the three levels prescribed under the accounting standards.

Recurring fair value measurements	Notes	Level 2	Level 3	Total
At 30 June 2023		$	$	$
Financial assets
Ateria share options	10(b)	221,620	-	221,620
Ateria contingent consideration receivable	10(b)	-	1,612,414	1,612,414
Total financial assets		221,620	1,612,414	1,834,034

(ii)	Amounts recognised in profit or loss

During the year, the following losses were recognised in profit or loss:

	30 June 2023	30 June 2022	30 June 2021
	A$	A$	A$
Fair value gains/(losses) to financial assets – Ateria share options	(523,666)	-	-

(iii)	Fair value of financial assets

The assessed fair value of Ateria share options at acquisition and reporting date was determined using the Black-Scholes option pricing model that takes into account the exercise price, term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, the risk-free interest rate for the term of the security and certain probability assumptions.

Reconciliation	Level 2	Level 3	Total
	$	$	$
Financial assets
Balance at acquisition date	731,844	1,514,613	2,246,457
Fair value gains/(losses) to financial assets	(523,666)	-	(523,666)
Net foreign exchange gains	13,442	97,801	111,243
Balance at 30 June 2023	221,620	1,612,414	1,834,034

Ateria share options

The model inputs for Ateria share options held as at acquisition date of 25 November 2022 included:

Value date	Expiry date	Exercise price	No. of options	Share price at grant date	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option

2022-11-25	2023-07-31	£2.00	735,000	£1.85	100.00%	0.00%	3.19%	£0.5565

As at 30 June 2023, the fair value of Ateria share options were determined using the following inputs:

Value date	Expiry date	Exercise price	No. of options	Share price at grant date	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option

2023-06-30	2023-07-31	£2.00	735,000	£1.85	100.00%	0.00%	4.18%	£0.1583

Ateria contingent consideration receivable

As disclosed in Note 10, Ateria contingent consideration receivable was recognised in relation to the acquisition of the interest in Ateria.

The assessed fair value of Ateria contingent consideration receivable at acquisition date and reporting date was determined at arm’s length using the last traded share price of £1.85 on 28 February 2023 and the expected number of shares to be received of 457,577.

Given positive progress being made in establishing brand identity and sales growth, the most recent capital raising price continues to be the best determination of fair value for Ateria’s shares given that they do not trade on an active market. No reasonably possible changes would result in a material change in value.

The number of shares to be received in Ateria is dependent on the financial performance of Ateria. If Ateria achieves a revenue goal for the calendar year 2023 of above £1 million, the number of shares to be received reduces on a linear basis. No shares are received if revenue exceeds £3,191,732. At acquisition date and the reporting date, Immuron expects 100% of shares to be received.

(d) Other current assets

	30 June 2023	30 June 2022
	A$	A$

Prepayments	158,151	572,400
Total	158,151	572,400

(e) Trade and other payables

	30 June 2023 A$	30 June 2022 A$

Current
Trade payables	790,919	720,867
Accrued expenses	394,026	411,913
Other payables	7,824	28,113
Total	1,192,769	1,160,893

(f) Deferred income

	30 June 2023 A$	30 June 2022 A$

Current
Deferred grant income	698,195	—
Total	698,195	—

For the period ended 30 June 2023, the group received $2,857,131 R&D grant from Medical Technology Enterprise Consortium (MTEC) in cash. However, the group recognized $2,158,936 R&D grant from MTEC as other income over the period necessary to match the grants on a systematic basis with the costs that they are intended to compensate. The remaining balance of $698,195 of cash received from MTEC was recognised as other deferred income as at 30 June 2023 (30 June 2022: nil).